CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net result after income tax	S/ 7,082,654	S/ 5,623,252	S/ 4,959,878
To be reclassified to profit or loss in subsequent periods:
Net gain on investments at fair value through other comprehensive income	1,259,728	205,765	1,334,943
Income tax	24,152	5,118	(58,489)
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	1,283,880	210,883	1,276,454
Net movement of cash flow hedge reserves	3,464	13,925	(17,443)
Income tax	(1,575)	(4,030)	5,104
Other comprehensive income, net of tax, cash flow hedges	1,889	9,895	(12,339)
Insurance reserves	(523,992)	(70,176)	(762,811)
Exchange differences on translation of foreign operations	(406,955)	(114,142)	73,464
Net movement in hedges of net investments in foreign businesses	0	0	18,950
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	(406,955)	(114,142)	92,414
Total	354,822	36,460	593,718
Not to be reclassified to profit or loss in subsequent periods:
Net (loss) gain on equity instruments designated at fair value through other comprehensive income	(18,599)	15,684	(8,329)
Transfer of the fair value reserve of equity instruments to retained earnings	8,336	(137,787)	0
Income tax	(2,332)	8,439	(3,791)
Total	(12,595)	(113,664)	(12,120)
Total other comprehensive income	342,227	(77,204)	581,598
Total comprehensive income for the period, net of income tax	7,424,881	5,546,048	5,541,476
Attributable to:
Credicorp’s equity holders	7,255,517	5,420,098	5,437,495
Non-controlling interest	169,364	125,950	103,981
Total comprehensive income for the period, net of income tax	S/ 7,424,881	S/ 5,546,048	S/ 5,541,476